(13) EQUITY METHOD INVESTEES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Dividend	R$ 99,883	R$ 98,746
Interest on own capital	415	1,436
Total	100,297	100,182
Centrais Eletricas da Paraiba S.A. ("EPASA") [Member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Dividend
Interest on own capital
Total
Investco S.A [Member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Dividend
Interest on own capital	415	1,436
Total	415	1,436
BAESA - Energetica Barra Grande S.A. [Member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Dividend	3,504	3
Interest on own capital
Total	3,504	3
Campos Novos Energia S.A. ("ENERCAN") [Member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Dividend	59,289	65,010
Interest on own capital
Total	59,289	65,010
Chapecoense Geracao S.A. ("Chapecoense") [Member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Dividend	37,090	33,733
Interest on own capital
Total	R$ 37,090	R$ 33,733